Shareholders' Equity (Details) - Schedule of Fair value of Company’s Share Options Granted	May 07, 2024
Schedule of Fair value of Company’s Share Options Granted [Abstract]
Risk-free interest rate	4.64%
Expected volatility	83.40%
Dividend yield	0.00%
Contractual life (in years)	10 years
Early Exercise Multiple (Suboptimal Factor)	2.5